UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment:___; Amendment Number:    __
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:

     Robert F.X. Burlinson         Palo Alto, CA       February 11, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      86

Form 13F Information Table Value Total:      234,499 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER            TITLE      CUSIP     VALUE      SHARES      INV.   OTHE  VOTING
                           OF                  X1000                 DISC.   R     AUTH
                          CLASS                                              MGR   SOLE

Altria Group Inc         Common  US02209S1033  20.4       0.27       Sole          0.27
Apache Corporation       Common  US0374111054  129.0      1.20       Sole          1.20
Baker Hughes             Common  US0572241075  68.1       0.84       Sole          0.84
Bayou Bend Petroleum LTD Common  CA0730141029  31.2       57.58      Sole          57.58
Bearingpoint Inc         Common  US0740021060  10,983.2   3,881.00   Sole          3,881.00
Berkshire Hathaway       Common  846701086     3,256.8    0.02       Sole          0.02
Berkshire   Hathaway   - Common  US0846702076  189.4      0.04       Sole          0.04
Class B
BP PLC                   Common  US0556221044  91.8       1.26       Sole          1.26
Buckeye Partners         Common  US1182301010  2,908.4    58.86      Sole          58.86
Cal  Dive  International Common  US12802T1016  16,550.0   1,250.00   Sole          1,250.00
Inc
Cameco Corp              Common  CA13321L1085  10,931.8   274.60     Sole          274.60
Canadian Superior Energy Common  136644101     2,836.7    974.80     Sole          974.80
Candela Corporation      Common  1369071022    2,177.5    390.23     Sole          390.23
Chesapeake        Energy Common  US1651671075  119.2      3.04       Sole          3.04
Corporation
Chevron Corporation      Common  US1667641005  99.2       1.06       Sole          1.06
Children's Place  Retail Common  US1689051076  9,602.6    370.33     Sole          370.33
Stores
ConocoPhillips           Common  US20825C1045  102.0      1.16       Sole          1.16
CrossTex Energy          Common  US22765U1025  3,619.5    116.68     Sole          116.68
Denison Mines            Common  CA2483561072  94.0       10.54      Sole          10.54
Eastern Platinum LTD     Common  CA2768551083  10,290.0   3,566.72   Sole          3,566.72
El     Paso     Pipeline Common  US2837021086  980.7      39.15      Sole          39.15
Partners
Enbridge          Energy Common  US29250R1068  3,077.9    60.90      Sole          60.90
Solutions
Energy Partners LTD      Common  US29270U1051  70.9       6.00       Sole          6.00
Energy Transfer Partners Common  9273R1095     10,690.9   198.42     Sole          198.42
Enterprise Products      Common  937921078     7,913.0    248.21     Sole          248.21
ExxonMobil               Common  US30231G1022  99.3       1.06       Sole          1.06
FX Energy Inc            Common  US3026951018  24.3       4.27       Sole          4.27
Gabriel Resources        Common  CA3619701061  4,078.8    2,060.00   Sole          2,060.00
Gazprom OAO              Common  US3682872078  85.6       1.52       Sole          1.52
Global Alumina Products  Common  CA37944L1040  990.0      500.00     Sole          500.00
GMX Resources            Common  US38011M1080  53.9       1.67       Sole          1.67
Goldcorp                 Common  CA3809564097  822.5      24.24      Sole          24.24
Helix Energy Solutions   Common  US42330P1075  70.1       1.69       Sole          1.69
High  River  Gold  Mines Common  2979J1075     16,069.8   5,628.67   Sole          5,628.67
LTD
iShares  Dow Jones  U.S. Common  US4642888444  391.8      6.09       Sole          6.09
Oil  EQ & Services Index
Fund
ishares  Goldman   Sachs Common  464287374     1,946.6    14.49      Sole          14.49
Nat Resource Index
iShares Lehman 20+  Year Common  US4642874329  49.8       0.54       Sole          0.54
Treas Bond Fund
Ishares    Trust    FTSE Common  464287184     5,399.3    31.68      Sole          31.68
Xinhau   HK   China   25
Index FD
Ishares Trust MSCI Japan Common  US4642868487  703.7      52.95      Sole          52.95
iShares MSCI Brazil      Common  US4642864007  25.0       0.31       Sole          0.31
iShares MSCI EAFE Index  Common  US4642874659  1,067.4    13.60      Sole          13.60
iShares MSCI South Korea Common  US4642867729  18.9       0.29       Sole          0.29
iShares MSCI Taiwan      Common  US4642867315  17.3       1.15       Sole          1.15
iShares         Treasury Common  US4642871762  87.8       0.83       Sole          0.83
Inflation      Protected
Securities
Jura Energy Corp         Common  CA4820721054  30.2       81.45      Sole          81.45
Kenedix Inc              Common  JP3281630008  6,119.2    3.83       Sole          3.83
K K Davinci Advisors     Common  JP3505850002  6,133.0    7.01       Sole          7.01
Kinder   Morgan   Energy Common  US4945501066  3,224.6    59.73      Sole          59.73
Partners
Loews Corporation        Common  US5404241086  28.4       0.57       Sole          0.57
Magellan       Midstream Common  US55907R1086  2,305.2    86.02      Sole          86.02
Holdings
Magellan       Midstream Common  US5590801065  157.0      3.62       Sole          3.62
Partners LP
Merck & Co               Common  US5893311077  3,247.9    55.89      Sole          55.89
Noble Corporation        Common  KYG654221004  75.7       1.34       Sole          1.34
NuStar Energy LP         Common  US67058H1023  3,255.1    61.07      Sole          61.07
Occidental     Petroleum Common  674599105     9,641.0    125.22     Sole          125.22
Corporation
Pacific       Management Common  JP3781370006  6,308.9    6.49       Sole          6.49
Corporation
Paladin Resources NL     Common  00000PDN8     2,156.7    370.58     Sole          370.58
Parallel Petroleum Corp  Common  US6991571034  99.0       5.62       Sole          5.62
PetroBras                Common  US71654V4086  86.4       0.75       Sole          0.75
Plains    All   American Common  265031051     7,256.6    139.55     Sole          139.55
Pipeline
Pride International      Common  US74153Q1022  69.2       2.04       Sole          2.04
Regency Energy Partners  Common  US75885Y1073  2,083.3    62.43      Sole          62.43
Rosneft Oil Co           Common  US67812M2070  85.2       8.90       Sole          8.90
Royal Dutch Shell        Common  US7802592060  95.5       1.15       Sole          1.15
S&P Oil & Gas E&P        Common  US78464A7303  123.5      2.38       Sole          2.38
Sandridge Energy Inc     Common  US80007P3073  132.3      3.69       Sole          3.69
SBI Holdings Inc         Common  JP3436120004  19,558.5   66.30      Sole          66.30
Sector Spider Trust  SHS Common  US81369Y5069  32.5       0.41       Sole          0.41
BEN INT Energy
Sector Spider Trust  SHS Common                45.0       1.06       Sole          1.06
BEN INT Utilities                US81369Y8865
Serica Energy PLC        Common  GB00B0CY5V57  24.4       12.80      Sole          12.80
Sonicwall Inc            Common  US835470105   13.8       1.29       Sole          1.29
Sunoco                   Common  US8676491093  106.1      1.47       Sole          1.47
Targa Resources          Common  US87611X1054  740.5      25.00      Sole          25.00
Templeton Dragon Fund    Common  88018T101     1,041.3    33.70      Sole          33.70
Teppco Partnesr LP Unit  Common  US8723841024  3,310.6    86.37      Sole          86.37
Tesoro Corporation       Common  US8816091016  92.3       1.94       Sole          1.94
Total                    Common  US89151E1091  96.6       1.17       Sole          1.17
Triangle Petroleum Corp  Common  US89600B1026  32.0       22.86      Sole          22.86
Trident Microsystems Inc Common  US8959191086  4,920.0    750.00     Sole          750.00
UR-Energy                Common  CA91688R1082  7,758.3    2,179.90   Sole          2,179.90
Valero            Energy Common  US91913Y1001  106.1      1.52       Sole          1.52
Corporation
Vanguard        Emerging Common  US9219464065  41.8       0.40       Sole          0.40
Markets VIPERS
Vanguard  Whiteahll  FDS Common  US9220428588  10.4       0.20       Sole          0.20
High Dividend Yield
Voyager Learning Co      Common  US92908U1034  3,759.1    525.75     Sole          525.75
XTO Energy               Common  US98385X1063  121.3      2.36       Sole          2.36
Yamana Gold Inc          Common  CA98462Y1007  11,139.2   860.84     Sole          860.84



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